Loans and borrowings - Summary of financing cash flows (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Beginning balance	$ 70,357	$ 0
Convertible loan notes issued	0	100,000
Convertible loan notes converted	(70,000)	(30,000)
Other loans	116	357
Ending balance	$ 473	$ 70,357